UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

FORM N-Q

JUNE 30, 2018

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited)	June 30, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.4%
CONSUMER DISCRETIONARY - 13.4%
Diversified Consumer Services - 0.5%
AcadeMedia AB	137,700	$746,222	*(a)(b)

Hotels, Restaurants & Leisure - 2.3%
Elegant Hotels Group PLC	980,710	1,009,319	(b)
GVC Holdings PLC	88,204	1,222,208	(b)
Melco International Development Ltd.	378,169	1,162,375	(b)

Total Hotels, Restaurants & Leisure		3,393,902

Household Durables - 1.0%
TomTom NV	171,450	1,548,025	*(b)

Internet & Direct Marketing Retail - 1.0%
eDreams ODIGEO SA	373,310	1,513,631	*(b)

Leisure Products - 0.7%
Honma Golf Ltd.	1,014,020	1,038,939	(a)(b)

Media - 3.5%
Entertainment One Ltd.	395,350	1,918,622	(b)
KT Skylife Co., Ltd.	133,933	1,645,533	(b)
Modern Times Group MTG AB, Class B Shares	41,520	1,736,181	(b)

Total Media		5,300,336

Specialty Retail - 2.5%
Dixons Carphone PLC	440,550	1,084,560	(b)
Kathmandu Holdings Ltd.	758,910	1,503,260	(b)
Roots Corp.	132,950	1,082,086	*

Total Specialty Retail		3,669,906

Textiles, Apparel & Luxury Goods - 1.9%
361 Degrees International Ltd.	4,154,780	1,268,281	(b)
Hosa International Ltd.	3,650,633	134,774	(b)
Ted Baker PLC	52,686	1,497,176	(b)

Total Textiles, Apparel & Luxury Goods		2,900,231

TOTAL CONSUMER DISCRETIONARY		20,111,192

CONSUMER STAPLES - 6.3%
Food & Staples Retailing - 1.0%
MARR SpA	58,360	1,536,344	(b)

Food Products - 3.4%
Nomad Foods Ltd.	98,460	1,889,447	*
Thai Union Group PCL	2,113,930	1,007,667	(b)
Wessanen	101,500	2,131,763	(b)

Total Food Products		5,028,877

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Personal Products - 1.7%
Chlitina Holding Ltd.	175,435	$1,706,870	(b)
Ontex Group NV	38,440	842,357	(b)

Total Personal Products		2,549,227

Tobacco - 0.2%
Wismilak Inti Makmur Tbk PT	18,531,055	297,089	*(b)

TOTAL CONSUMER STAPLES		9,411,537

ENERGY - 5.5%
Energy Equipment & Services - 2.9%
Fugro NV	66,010	955,280	*(b)
ShawCor Ltd.	51,050	990,983
Shinko Plantech Co., Ltd.	136,051	1,373,223	(b)
STEP Energy Services Ltd.	119,830	1,000,824	*(a)

Total Energy Equipment & Services		4,320,310

Oil, Gas & Consumable Fuels - 2.6%
QGEP Participacoes SA	482,190	1,835,078
Soco International PLC	483,340	614,908	(b)
TransGlobe Energy Corp.	561,749	1,555,369	*

Total Oil, Gas & Consumable Fuels		4,005,355

TOTAL ENERGY		8,325,665

FINANCIALS - 12.3%
Banks - 5.1%
Atlas Mara Ltd.	135,450	332,701	*(b)
Banca Sistema SpA	610,660	1,443,033	(a)(b)
Bank Pembangunan Daerah Jawa Timur Tbk PT	17,277,900	818,284	(b)
Dah Sing Financial Holdings Ltd.	132,330	770,729	(b)
RHB Capital Bhd	882,950	1,192,283	(b)
San-In Godo Bank Ltd.	132,110	1,180,661	(b)
Virgin Money Holdings UK PLC	254,560	1,232,357	(b)
Yamanashi Chuo Bank Ltd.	178,260	676,838	(b)

Total Banks		7,646,886

Capital Markets - 6.5%
Anima Holding SpA	189,840	1,016,199	(a)(b)
Ashmore Group PLC	149,100	733,758	(b)
BrightSphere Investment Group PLC	105,900	1,510,134
GCA Corp.	161,937	1,247,858	(b)
Gluskin Sheff + Associates Inc.	71,580	894,036
Hellenic Exchanges - Athens Stock Exchange SA	130,410	707,812	(b)
Ichiyoshi Securities Co., Ltd.	84,548	914,919	(b)

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Capital Markets - (continued)
Jafco Co., Ltd.	34,649	$1,407,026	(b)
KIWOOM Securities Co., Ltd.	13,197	1,281,920	(b)

Total Capital Markets		9,713,662

Insurance - 0.7%
UNIQA Insurance Group AG	117,140	1,076,638	(b)

TOTAL FINANCIALS		18,437,186

HEALTH CARE - 1.4%
Biotechnology - 1.0%
Shanghai Haohai Biological Technology Co., Ltd., Class H Shares	236,457	1,473,607	(a)(b)

Health Care Providers & Services - 0.4%
Qualicorp Consultioria e Corretora de Seguros SA	138,480	657,430

TOTAL HEALTH CARE		2,131,037

INDUSTRIALS - 25.0%
Air Freight & Logistics - 1.1%
SBS Holdings Inc.	156,158	1,711,921	(b)

Building Products - 2.0%
China Lesso Group Holdings Ltd.	1,637,220	1,037,317	(b)
Inwido AB	91,610	655,269	(b)
Tyman PLC	311,820	1,355,781	(b)

Total Building Products		3,048,367

Commercial Services & Supplies - 1.0%
Renewi PLC	1,413,332	1,454,607	(b)

Construction & Engineering - 1.1%
China Machinery Engineering Corp., Class H Shares	2,087,892	996,272	(b)
YIT OYJ	105,040	625,217	(b)

Total Construction & Engineering		1,621,489

Electrical Equipment - 1.1%
Nexans SA	14,890	510,967	(b)
Vitzrocell Co., Ltd.	92,337	1,151,623	*(b)

Total Electrical Equipment		1,662,590

Machinery - 8.0%
CIMC Enric Holdings Ltd.	1,611,814	1,532,660	(b)
CRCC High-Tech Equipment Corp., Ltd., Class H Shares	2,594,067	588,297	(b)
Doosan Bobcat Inc.	56,321	1,615,791	(b)
Luxfer Holdings PLC	100,590	1,758,313
Makino Milling Machine Co., Ltd.	174,429	1,354,243	(b)

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Machinery - (continued)
Meidensha Corp.	264,450	$953,680	(b)
Skellerup Holdings Ltd.	359,420	484,243	(b)
Tadano Ltd.	144,909	1,772,461	(b)
Takeuchi Manufacturing Co., Ltd.	58,171	1,220,977	(b)
Vesuvius PLC	93,920	741,012	(b)

Total Machinery		12,021,677

Marine - 1.7%
D/S Norden A/S	91,920	1,628,796	*(b)
Star Bulk Carriers Corp.	77,310	994,207	*

Total Marine		2,623,003

Professional Services - 4.5%
Applus Services SA	143,070	1,907,815	(b)
McMillan Shakespeare Ltd.	64,840	771,771	(b)
Outsourcing Inc.	42,088	779,182	(b)
SThree PLC	184,630	889,363	(b)
TechnoPro Holdings Inc.	40,129	2,461,955	(b)

Total Professional Services		6,810,086

Road & Rail - 0.9%
Europcar Groupe SA	127,210	1,323,561	(a)(b)

Trading Companies & Distributors - 1.8%
Lumax International Corp., Ltd.	557,373	1,156,823	(b)
Nishio Rent All Co., Ltd.	46,113	1,477,067	(b)

Total Trading Companies & Distributors		2,633,890

Transportation Infrastructure - 1.8%
Shenzhen International Holdings Ltd.	689,644	1,425,490	(b)
Yuexiu Transport Infrastructure Ltd.	1,724,566	1,255,595	(b)

Total Transportation Infrastructure		2,681,085

TOTAL INDUSTRIALS		37,592,276

INFORMATION TECHNOLOGY - 5.0%
Electronic Equipment, Instruments & Components - 2.0%
DiscoverIE Group PLC	219,910	1,263,851	(b)
Technovator International Ltd.	3,785,460	939,359	*(b)
Wasion Holdings Ltd.	1,394,226	756,959	(b)

Total Electronic Equipment, Instruments & Components		2,960,169

Internet Software & Services - 0.7%
DeNA Co., Ltd.	59,180	1,108,976	(b)

IT Services - 1.3%
Indra Sistemas SA	93,593	1,117,353	*(b)
Sword Group	19,271	798,300	(b)

Total IT Services		1,915,653

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 0.6%
Ambarella Inc.	21,050	$812,741	*

Technology Hardware, Storage & Peripherals - 0.4%
Spigen Korea Co., Ltd.	16,185	658,147	(b)

TOTAL INFORMATION TECHNOLOGY		7,455,686

MATERIALS - 15.9%
Chemicals - 4.4%
China Sanjiang Fine Chemicals Co., Ltd.	2,153,560	717,432	(b)
Denka Co., Ltd.	40,044	1,332,990	(b)
Nippon Shokubai Co., Ltd.	16,347	1,180,855	(b)
Okamoto Industries Inc.	124,219	1,417,232	(b)
Ube Industries Ltd.	31,099	807,503	(b)
Venator Materials PLC	65,600	1,073,216	*

Total Chemicals		6,529,228

Construction Materials - 2.6%
Cementir Holding SpA	154,740	1,222,809	(b)
Low & Bonar PLC	1,620,320	1,038,345	(b)
Wienerberger AG	63,320	1,580,853	(b)

Total Construction Materials		3,842,007

Containers & Packaging - 1.4%
Greatview Aseptic Packaging Co., Ltd.	3,628,914	2,161,905	(b)

Metals & Mining - 6.8%
APERAM SA	23,380	1,003,154	(b)
Centamin PLC	571,920	897,953	(b)
Centerra Gold Inc.	301,380	1,675,798	*
Granges AB	139,530	1,825,340	(b)
Nippon Light Metal Holdings Co., Ltd.	473,869	1,063,729	(b)
Novagold Resources Inc.	352,930	1,581,225	*
OZ Minerals Ltd.	155,370	1,082,495	(b)
Sherritt International Corp.	1,345,990	1,136,461	*

Total Metals & Mining		10,266,155

Paper & Forest Products - 0.7%
Duratex SA	441,290	989,437

TOTAL MATERIALS		23,788,732

REAL ESTATE - 8.6%
Equity Real Estate Investment Trusts (REITs) - 3.3%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,249,840	552,160	(b)
Grivalia Properties REIC AE	95,460	958,321	(b)
Lar Espana Real Estate Socimi SA	141,200	1,576,062	(b)

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY		SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
LondonMetric Property PLC		337,280	$821,450	(b)
Mapletree Logistics Trust		1,155,619	1,042,375	(b)

Total Equity Real Estate Investment Trusts (REITs)			4,950,368

Real Estate Management & Development - 5.3%
Aroundtown SA		168,850	1,388,944	(b)
K Wah International Holdings Ltd.		1,805,343	1,035,058	(b)
publity AG		52,880	660,518	(b)
SAMTY Co., Ltd.		85,597	1,566,813	(b)
Sun Frontier Fudousan Co., Ltd.		158,343	1,871,664	(b)
Supalai PCL		1,087,337	771,277	*(b)
Tateru Inc.		40,780	672,075	(b)

Total Real Estate Management & Development			7,966,349

TOTAL REAL ESTATE			12,916,717

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
China Communications Services Corp., Ltd., Class H Shares		1,445,795	915,020	(b)

UTILITIES - 2.4%
Independent Power and Renewable Electricity Producers - 1.7%
China Datang Corp. Renewable Power Co., Ltd., Class H Shares		9,662,574	1,648,669	(b)
Huadian Fuxin Energy Corp., Ltd., Class H Shares		4,186,392	980,724	(b)

Total Independent Power and Renewable Electricity Producers			2,629,393

Water Utilities - 0.7%
China Water Affairs Group Ltd.		947,296	987,282	(b)

TOTAL UTILITIES			3,616,675

TOTAL COMMON STOCKS (Cost - $133,181,414)			144,701,723

INVESTMENT IN UNDERLYING FUNDS - 0.7%
Dragon Capital - Vietnam Enterprise Investments Ltd., Class C Shares (Cost - $724,408)		191,590	1,061,118	*(b)

	EXPIRATION DATE	RIGHTS
RIGHTS - 0.0%
GVC Holdings PLC Contingent Value Rights (Cost - $10,116)	12/31/30	713,576	0	(b)(c)(d)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $133,915,938)			145,762,841

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $3,910,163)	1.673%	3,910,163	$3,910,163

TOTAL INVESTMENTS - 99.7% (Cost - $137,826,101)			149,673,004
Other Assets in Excess of Liabilities - 0.3%			449,947

TOTAL NET ASSETS - 100.0%			$150,122,951

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(c)	Security is valued using significant unobservable inputs (Note 1).

(d)	Value is less than $1.

Abbreviation used in this schedule:

REIC	— Real Estate Investment Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$1,082,086	$19,029,106	—		$20,111,192
Consumer Staples	1,889,447	7,522,090	—		9,411,537
Energy	5,382,254	2,943,411	—		8,325,665
Financials	2,404,170	16,033,016	—		18,437,186
Health Care	657,430	1,473,607	—		2,131,037
Industrials	2,752,520	34,839,756	—		37,592,276
Information Technology	812,741	6,642,945	—		7,455,686
Materials	6,456,137	17,332,595	—		23,788,732
Other Common Stocks	—	17,448,412	—		17,448,412
Investment in Underlying Funds	—	1,061,118	—		1,061,118
Rights	—	—	$0	*	0	*

Total Long-Term Investments	21,436,785	124,326,056	0	*	145,762,841

Short-Term Investments	3,910,163	—	—		3,910,163

Total Investments	$25,346,948	$124,326,056	$0	*	$149,673,004

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

For the period ended June 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2018, securities valued at $123,420,005 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

At June 30, 2018, securities valued at $134,774 were transferred from Level 1 to Level 2 within the fair value hierarchy because of the unavailability of a quoted price in an active market for an identical investment.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2018